Fair Value Measurement - Fair Value of Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Loans to consumers	$ 47,866	$ 46,681
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Loans to consumers	10	6
Loans to government	$ 10	$ 6